INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity securities with readily determinable fair values
Equity securities with readily determinable fair values, Cost, after adjusted with other than temporary impairment	¥ 4,765	¥ 4,406
Equity securities with readily determinable fair values, Gross Unrealized Gains, including foreign exchange adjustment	6,309	6,052
Equity securities with readily determinable fair values, Gross Unrealized Losses, including foreign exchange adjustment	(839)	(421)
Equity securities with readily determinable fair values, Fair value	¥ 10,235	¥ 10,037